Investments (Tables)	12 Months Ended
Jun. 30, 2023
Investments [Abstract]
Schedule of recoverable amount of the company’s investments is reviewed at each reporting date
	Consolidated
	30 June 2023	30 June 2022
	$	$

Investment in Jana Care - at costs	953,010	752,281
Less: provision for impairment	(953,010)	(752,281)
Investment in Body Composition Technologies - at cost	713,550	696,779
Less: provision for impairment	(713,550)	(696,779)
	-	-
	Jana Care	BCT
	$	$

Opening balance – 1 July 2022	-	-
Addition	200,729	16,771
Less: Impairment for the year	(200,729)	(16,771)
Ending balance - 30 June 2023	-	-